Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
ASSETS
Cash and due from banks	$ 22,576	$ 23,687
Federal funds sold and other interest-bearing deposits	55,545	18,396
Cash and cash equivalents	78,121	42,083
Certificates of deposit in other banks	10,862	12,247
Available-for-sale debt securities, at fair value	175,093	218,205
Other investments	5,808	5,675
Total investment securities	180,901	223,880
Loans	1,169,225	1,146,627
Allowances for loan losses	(12,477)	(11,652)
Net loans	1,156,748	1,134,975
Premises and equipment - net	35,388	34,894
Mortgage servicing rights	2,482	2,931
Other real estate owned - net	12,781	13,691
Accrued interest receivable	6,481	6,162
Cash surrender value - life insurance	2,398	2,542
Other assets	6,800	8,277
Total assets	1,492,962	1,481,682
Deposits
Non-interest bearing demand	261,166	262,857
Savings, interest checking and money market	614,331	614,040
Time deposits $250,000 and over	104,262	104,900
Other time deposits	206,762	216,671
Total deposits	1,186,521	1,198,468
Federal funds purchased and securities sold under agreements to repurchase	27,272	24,647
Federal Home Loan Bank advances and other borrowings	96,919	95,153
Subordinated notes	49,486	49,486
Operating lease liabilities	2,224	0
Accrued interest payable	1,136	1,035
Other liabilities	14,366	13,479
Total liabilities	1,377,924	1,382,268
Stockholders' equity:
Common stock, $1 par value, authorized 15,000,000 shares; issued 6,519,874 and 6,278,481 shares, respectively	6,520	6,279
Surplus	55,727	50,173
Retained earnings	61,590	54,105
Accumulated other comprehensive loss, net of tax	(3,755)	(6,099)
Treasury stock; 243,638 shares, at cost	(5,044)	(5,044)
Total stockholders' equity	115,038	99,414
Total liabilities and stockholders' equity	$ 1,492,962	$ 1,481,682